INCOME TAXES - Reconciliation (Details)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Statutory rate	25.00%	25.00%	25.00%
Effect of preferential tax treatment			(3.00%)
Change in valuation allowance	(25.00%)	(24.00%)	(26.00%)
Over provision in prior year			4.00%
Effective income tax rate	0.00%	1.00%	0.00%